Leases - Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets
Balance - beginning of period	$ 1,395
Depreciation charge for the year	404	$ 343	$ 275
Impairment charge		7	14
Balance - end of period	1,741	1,395
Cost
Right-of-use assets
Balance - beginning of period	2,299	1,883
Additions through business combinations	1	20
Additions - separately acquired	587	692
Disposals and other movements	(62)	(218)
Exchange adjustments	120	(78)
Balance - end of period	2,945	2,299	1,883
Depreciation and impairment
Right-of-use assets
Balance - beginning of period	(904)	(783)
Depreciation charge for the year	404	343
Impairment charge		7
Disposals and other movements	156	192
Exchange adjustments	(52)	37
Balance - end of period	(1,204)	(904)	(783)
Land and buildings
Right-of-use assets
Balance - beginning of period	942
Balance - end of period	1,233	942
Land and buildings | Cost
Right-of-use assets
Balance - beginning of period	1,588	1,352
Additions through business combinations	1	20
Additions - separately acquired	362	332
Disposals and other movements	29	(73)
Exchange adjustments	68	(43)
Balance - end of period	2,048	1,588	1,352
Land and buildings | Depreciation and impairment
Right-of-use assets
Balance - beginning of period	(646)	(549)
Depreciation charge for the year	205	183
Impairment charge		7
Disposals and other movements	65	71
Exchange adjustments	(29)	22
Balance - end of period	(815)	(646)	(549)
Motor vehicles
Right-of-use assets
Balance - beginning of period	427
Balance - end of period	483	427
Motor vehicles | Cost
Right-of-use assets
Balance - beginning of period	664	495
Additions - separately acquired	215	342
Disposals and other movements	(91)	(140)
Exchange adjustments	48	(33)
Balance - end of period	836	664	495
Motor vehicles | Depreciation and impairment
Right-of-use assets
Balance - beginning of period	(237)	(215)
Depreciation charge for the year	188	151
Disposals and other movements	93	115
Exchange adjustments	(21)	14
Balance - end of period	(353)	(237)	(215)
Other assets
Right-of-use assets
Balance - beginning of period	26
Balance - end of period	25	26
Other assets | Cost
Right-of-use assets
Balance - beginning of period	47	36
Additions - separately acquired	10	18
Disposals and other movements		(5)
Exchange adjustments	4	(2)
Balance - end of period	61	47	36
Other assets | Depreciation and impairment
Right-of-use assets
Balance - beginning of period	(21)	(19)
Depreciation charge for the year	11	9
Disposals and other movements	(2)	6
Exchange adjustments	(2)	1
Balance - end of period	$ (36)	$ (21)	$ (19)